Basis of Presentation and Summary of Significant Accounting Policies (Tables)	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Basis of Presentation and Summary of Significant Accounting Policies
Schedule of basic and diluted net income (loss) per common share

	For the Three Months Ended		For the Three Months Ended
	September 30, 2022		September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per common share:
Numerator:
Allocation of net income	$995,636	$248,909	$332,524	$136,573

Denominator:
Basic and diluted weighted average common shares outstanding	15,000,000	3,750,000	9,130,435	3,750,000
Basic and diluted net income per common share	$0.07	$0.07	$0.04	$0.04

			For the Period from January 28, 2021
	For the Nine Months Ended		(inception) through
	September 30, 2022		September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per common share:
Numerator:
Allocation of net income	$844,868	$211,217	$223,297	$244,231

Denominator:
Basic and diluted weighted average common shares outstanding	15,000,000	3,750,000	3,428,571	3,750,000
Basic and diluted net income per common share	$0.06	$0.06	$0.07	$0.07

	For the period from January 28, 2021
	(inception) through December 31, 2021
	Class A	Class B
Basic and diluted net income (loss) per common share:
Numerator:
Allocation of net income (loss)	$25,974	$20,764

Denominator:
Basic and diluted weighted average common shares outstanding	4,690,909	3,750,000
Basic and diluted net income (loss) per common share	$0.01	$0.01